Reconciliation of Numerator and Denominator of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended								12 Months Ended
		May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015 [1]	Nov. 30, 2014	Aug. 31, 2014	May 31, 2016	May 31, 2015	May 31, 2014
Numerator for earnings per share:
Net income attributable to RPM International Inc. stockholders		$ 152,895	$ 18,582	$ 83,433	$ 99,815	$ 127,987	$ (57,348)	$ 69,766	$ 99,079	$ 354,725	$ 239,484	$ 291,660
Less: Allocation of earnings and dividends to participating securities										(5,770)	(4,954)	(6,366)
Net income available to common shareholders - basic										348,955	234,530	285,294
Add: Undistributed earnings reallocated to unvested shareholders											18	29
Reverse: Allocation of earnings and dividends to participating securities										5,770
Add: Income effect of contingently issuable shares										5,430	5,374	2,493
Net income available to common shareholders - diluted										$ 360,155	$ 239,922	$ 287,816
Denominator for basic and diluted earnings per share:
Basic weighted average common shares	[2]									129,383	129,933	129,438
Average diluted options										3,445	1,082	1,003
Net issuable common share equivalents	[3]									3,888	3,878	1,847
Total shares for diluted earnings per share	[2]									136,716	134,893	132,288
Earnings per Share of Common Stock Attributable to RPM International Inc. Stockholders:
Basic Earnings Per Share of Common Stock		$ 1.16	$ 0.14	$ 0.63	$ 0.76	$ 0.97	$ (0.44)	$ 0.52	$ 0.74	$ 2.70	$ 1.81	$ 2.20
Diluted Earnings Per Share of Common Stock		$ 1.13	$ 0.14	$ 0.62	$ 0.74	$ 0.94	$ (0.44)	$ 0.52	$ 0.73	$ 2.63	$ 1.78	$ 2.18

[1]	Reflects the reconsolidation of SPHC effective January 1, 2015, and adjustments of $106.2 million to the Provision for Income Taxes related to the recognition of an ASC 740-30 tax liability for the potential repatriation of foreign earnings and related impact on Net Income Attributable to Noncontrolling Interests. Refer to Note F, “Income Taxes,” to the Consolidated Financial Statements for information regarding unremitted foreign earnings.
[2]	Basic and diluted earnings per share are calculated using the two-class method for the years ended May 31, 2015 and 2014. For the year ended May 31, 2016, basic and diluted earnings per share are calculated under the two-class method and the treasury method, respectively, as those methods resulted in the most dilutive earnings per share.
[3]	Represents the number of shares that would be issued if our contingently convertible notes were converted. We include these shares in the calculation of diluted EPS as the conversion of the notes may be settled, at our election, in cash, shares of our common stock, or a combination of cash and shares of our common stock.